AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 100.0%
Information Technology – 22.7%
Electronic Equipment, Instruments & Components – 5.0%
Flex Ltd.(a)	40,910	$342,621
Halma PLC	40,000	939,442
Keyence Corp.	2,500	803,781

		2,085,844

IT Services – 4.7%
Adyen NV(a) (b)	1,000	849,894
GMO Payment Gateway, Inc.	10,300	721,880
Pagseguro Digital Ltd.(a) (c)	22,073	426,671

		1,998,445

Semiconductors & Semiconductor Equipment – 8.0%
ASML Holding NV	3,206	845,148
Infineon Technologies AG	53,575	773,395
NXP Semiconductors NV	9,550	791,982
STMicroelectronics NV	44,347	953,309

		3,363,834

Software – 5.0%
AVEVA Group PLC	12,607	543,170
Dassault Systemes SE	7,203	1,051,573
SAP SE	4,677	522,177

		2,116,920

		9,565,043

Health Care – 15.5%
Biotechnology – 1.2%
Abcam PLC	35,311	501,318

Health Care Equipment & Supplies – 3.3%
Koninklijke Philips NV	33,547	1,377,351

Health Care Providers & Services – 1.9%
Apollo Hospitals Enterprise Ltd.	54,363	815,353

Life Sciences Tools & Services – 8.0%
Bio-Rad Laboratories, Inc. - Class A(a)	1,637	573,867
Gerresheimer AG	17,443	1,099,927
ICON PLC(a)	3,957	538,152
Tecan Group AG	3,908	1,170,463

		3,382,409

Pharmaceuticals – 1.1%
Roche Holding AG	1,420	456,873

		6,533,304

Financials – 15.3%
Banks – 5.8%
Erste Group Bank AG	29,710	543,922
HDFC Bank Ltd.	80,699	915,442
Svenska Handelsbanken AB - Class A SHS	121,754	1,004,118

		2,463,482

Company	Shares	U.S. $ Value

Capital Markets – 6.0%
London Stock Exchange Group PLC	15,703	$1,404,725
Partners Group Holding AG	1,609	1,101,627

		2,506,352

Insurance – 3.5%
AIA Group Ltd.	110,200	986,800
Prudential PLC	39,400	493,676

		1,480,476

		6,450,310

Industrials – 13.4%
Building Products – 2.4%
Kingspan Group PLC	19,131	1,031,629

Electrical Equipment – 5.0%
Schneider Electric SE	13,654	1,154,075
Vestas Wind Systems A/S	11,462	932,613

		2,086,688

Machinery – 3.7%
SMC Corp./Japan	2,300	964,261
Xylem, Inc./NY	9,348	608,835

		1,573,096

Professional Services – 2.3%
Recruit Holdings Co., Ltd.	37,400	966,089

		5,657,502

Consumer Staples – 12.6%
Food Products – 6.9%
Danone SA	12,859	822,953
Kerry Group PLC - Class A	9,089	1,054,551
Nestle SA	10,231	1,047,325

		2,924,829

Household Products – 4.0%
Essity AB - Class B	28,560	874,895
Unicharm Corp.	21,600	808,571

		1,683,466

Personal Products – 1.7%
Unilever PLC	13,832	697,550

		5,305,845

Consumer Discretionary – 8.2%
Auto Components – 1.6%
Aptiv PLC	13,813	680,152

Internet & Direct Marketing Retail – 2.3%
Alibaba Group Holding Ltd.(a)	39,304	952,376

Textiles, Apparel & Luxury Goods – 4.3%
NIKE, Inc. - Class B	8,010	662,748
Puma SE	7,441	437,196
Shenzhou International Group Holdings Ltd.	67,200	704,932

		1,804,876

		3,437,404

Company	Shares	U.S. $ Value

Materials – 5.1%
Chemicals – 5.1%
Chr Hansen Holding A/S	17,016	$1,255,657
Koninklijke DSM NV	8,071	907,897

		2,163,554

Communication Services – 3.8%
Diversified Telecommunication Services – 1.6%
Cellnex Telecom SA(b)	15,340	695,860

Interactive Media & Services – 2.2%
Tencent Holdings Ltd.	18,800	929,239

		1,625,099

Energy – 2.3%
Oil, Gas & Consumable Fuels – 2.3%
Neste Oyj	28,757	956,099

Utilities – 1.1%
Water Utilities – 1.1%
Beijing Enterprises Water Group Ltd.(a)	1,154,000	447,392

Total Common Stocks (cost $39,073,297)		42,141,552

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(d) (e) (f) (cost $580,044)	580,044	580,044

Total Investments – 101.4% (cost $39,653,341)(g)		42,721,596
Other assets less liabilities – (1.4)%		(578,431)

Net Assets – 100.0%		$42,143,165

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	KRW	140,253	USD	115	05/14/2020	$(512)
Bank of America, NA	USD	1,830	AUD	2,709	05/15/2020	(163,540)
Bank of America, NA	USD	1,318	CNY	9,253	05/15/2020	(12,938)
Bank of America, NA	USD	1,188	JPY	131,191	05/15/2020	34,020
Bank of America, NA	RUB	7,224	USD	95	05/20/2020	3,404
Barclays Bank PLC	INR	93,540	USD	1,300	04/23/2020	71,491
Barclays Bank PLC	USD	283	INR	21,890	04/23/2020	4,593
Barclays Bank PLC	USD	484	INR	36,346	04/23/2020	(6,960)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	KRW	241,298	USD	201	05/14/2020	$2,526
Barclays Bank PLC	USD	98	KRW	120,122	05/14/2020	434
Barclays Bank PLC	JPY	54,622	USD	500	05/15/2020	(9,114)
Barclays Bank PLC	USD	259	CNY	1,845	05/15/2020	1,304
Barclays Bank PLC	USD	2,410	JPY	263,092	05/15/2020	41,588
Barclays Bank PLC	TWD	5,339	USD	180	05/21/2020	1,955
Barclays Bank PLC	USD	165	CNY	1,157	05/21/2020	(1,858)
Barclays Bank PLC	USD	1,856	TWD	55,246	05/21/2020	(15,083)
BNP Paribas SA	USD	824	CHF	785	05/15/2020	(6,752)
Citibank, NA	BRL	258	USD	50	04/02/2020	106
Citibank, NA	BRL	1,038	USD	200	04/02/2020	(100)
Citibank, NA	USD	50	BRL	258	04/02/2020	25
Citibank, NA	USD	237	BRL	1,038	04/02/2020	(36,767)
Citibank, NA	INR	22,031	USD	286	04/23/2020	(2,837)
Citibank, NA	KRW	515,604	USD	414	05/14/2020	(9,505)
Citibank, NA	USD	268	KRW	329,147	05/14/2020	2,581
Citibank, NA	EUR	610	USD	684	05/15/2020	10,366
Citibank, NA	USD	251	CNY	1,760	05/15/2020	(2,977)
Citibank, NA	USD	777	GBP	597	05/15/2020	(35,080)
Citibank, NA	USD	553	JPY	58,062	05/15/2020	(11,520)
Citibank, NA	USD	459	RUB	33,356	05/20/2020	(34,609)
Citibank, NA	TWD	6,630	USD	222	05/21/2020	847
Credit Suisse International	EUR	493	USD	535	05/15/2020	(9,713)
Deutsche Bank AG	USD	580	ZAR	8,669	05/15/2020	(97,974)
Goldman Sachs Bank USA	USD	110	KRW	134,072	05/14/2020	98
Goldman Sachs Bank USA	CHF	1,116	USD	1,151	05/15/2020	(10,388)
Goldman Sachs Bank USA	USD	291	JPY	31,361	05/15/2020	1,159
JPMorgan Chase Bank, NA	BRL	740	USD	158	04/02/2020	15,508
JPMorgan Chase Bank, NA	USD	142	BRL	740	04/02/2020	71
JPMorgan Chase Bank, NA	INR	10,071	USD	140	04/23/2020	8,113
JPMorgan Chase Bank, NA	SEK	9,937	USD	1,038	05/15/2020	32,142
JPMorgan Chase Bank, NA	USD	3,450	CAD	4,577	05/15/2020	(196,609)
JPMorgan Chase Bank, NA	CNY	1,157	USD	166	05/21/2020	3,199
Morgan Stanley & Co., Inc.	BRL	667	USD	133	04/02/2020	4,955
Morgan Stanley & Co., Inc.	USD	128	BRL	667	04/02/2020	64
Morgan Stanley & Co., Inc.	USD	133	BRL	667	05/05/2020	(5,006)
Morgan Stanley & Co., Inc.	KRW	163,282	USD	134	05/14/2020	378
Morgan Stanley & Co., Inc.	USD	1,692	KRW	2,005,756	05/14/2020	(44,933)
Natwest Markets PLC	CNY	573	USD	81	05/15/2020	(265)
Natwest Markets PLC	EUR	7,226	USD	7,923	05/15/2020	(60,102)
Natwest Markets PLC	JPY	83,924	USD	788	05/15/2020	5,913
Standard Chartered Bank	BRL	627	USD	121	04/02/2020	(60)
Standard Chartered Bank	USD	125	BRL	627	04/02/2020	(4,109)
Standard Chartered Bank	USD	69	INR	5,245	04/23/2020	38
Standard Chartered Bank	USD	87	INR	6,515	04/23/2020	(1,142)
Standard Chartered Bank	USD	102	KRW	126,666	05/14/2020	1,713
Standard Chartered Bank	CNY	2,027	USD	289	05/15/2020	2,790
Standard Chartered Bank	TWD	2,274	USD	76	05/21/2020	(93)
State Street Bank & Trust Co.	AUD	686	USD	438	05/15/2020	16,376
State Street Bank & Trust Co.	AUD	328	USD	194	05/15/2020	(8,035)
State Street Bank & Trust Co.	CAD	1,560	USD	1,141	05/15/2020	31,865
State Street Bank & Trust Co.	CAD	510	USD	353	05/15/2020	(9,407)
State Street Bank & Trust Co.	CHF	99	USD	103	05/15/2020	407
State Street Bank & Trust Co.	CNY	612	USD	87	05/15/2020	307
State Street Bank & Trust Co.	CNY	1,373	USD	193	05/15/2020	(605)
State Street Bank & Trust Co.	EUR	921	USD	1,022	05/15/2020	4,174
State Street Bank & Trust Co.	EUR	1,753	USD	1,917	05/15/2020	(19,132)
State Street Bank & Trust Co.	GBP	463	USD	594	05/15/2020	18,023

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	GBP	875	USD	1,056	05/15/2020	$(31,863)
State Street Bank & Trust Co.	JPY	115,637	USD	1,099	05/15/2020	21,581
State Street Bank & Trust Co.	JPY	162,278	USD	1,488	05/15/2020	(24,175)
State Street Bank & Trust Co.	NOK	4,577	USD	496	05/15/2020	55,651
State Street Bank & Trust Co.	SEK	1,825	USD	190	05/15/2020	5,473
State Street Bank & Trust Co.	SEK	1,874	USD	185	05/15/2020	(4,186)
State Street Bank & Trust Co.	USD	188	AUD	290	05/15/2020	(10,015)
State Street Bank & Trust Co.	USD	288	CAD	412	05/15/2020	5,117
State Street Bank & Trust Co.	USD	512	CAD	697	05/15/2020	(16,657)
State Street Bank & Trust Co.	USD	98	CHF	96	05/15/2020	1,478
State Street Bank & Trust Co.	USD	353	CHF	334	05/15/2020	(5,444)
State Street Bank & Trust Co.	USD	532	CNY	3,726	05/15/2020	(5,975)
State Street Bank & Trust Co.	USD	1,666	EUR	1,531	05/15/2020	25,227
State Street Bank & Trust Co.	USD	1,804	EUR	1,605	05/15/2020	(31,041)
State Street Bank & Trust Co.	USD	136	GBP	112	05/15/2020	3,610
State Street Bank & Trust Co.	USD	286	GBP	219	05/15/2020	(13,345)
State Street Bank & Trust Co.	USD	1,975	JPY	215,908	05/15/2020	36,787
State Street Bank & Trust Co.	USD	628	JPY	66,648	05/15/2020	(6,591)
State Street Bank & Trust Co.	USD	284	MXN	5,349	05/15/2020	(59,491)
State Street Bank & Trust Co.	USD	384	NOK	4,065	05/15/2020	7,504
State Street Bank & Trust Co.	USD	55	NOK	512	05/15/2020	(6,139)
State Street Bank & Trust Co.	USD	308	SEK	3,004	05/15/2020	(4,389)
State Street Bank & Trust Co.	ZAR	2,172	USD	130	05/15/2020	9,094

						$(542,981)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate market value of these securities amounted to $1,545,754 or 3.7% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,608,869 and gross unrealized depreciation of investments was $(5,083,595), resulting in net unrealized appreciation of $2,525,274.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

RUB – Russian Ruble

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

COUNTRY BREAKDOWN1

March 31, 2020 (unaudited)

11.2%	Netherlands
10.7%	United Kingdom
10.0%	Japan
9.3%	France
8.8%	Switzerland
7.1%	China
6.7%	United States
6.6%	Germany
6.2%	Ireland
5.1%	Denmark
4.4%	Sweden
4.1%	India
2.3%	Hong Kong
6.1%	Other
1.4%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2020. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.2% or less in the following: Austria, Brazil, Finland and Spain.

AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$2,411,168	$7,153,875		$—	$9,565,043
Health Care	1,613,337	4,919,967		—	6,533,304
Financials	—	6,450,310		—	6,450,310
Industrials	608,835	5,048,667		—	5,657,502
Consumer Staples	1,054,551	4,251,294		—	5,305,845
Consumer Discretionary	1,342,900	2,094,504		—	3,437,404
Materials	—	2,163,554		—	2,163,554
Communication Services	—	1,625,099		—	1,625,099
Energy	—	956,099		—	956,099
Utilities	—	447,392		—	447,392
Short-Term Investments	580,044	—		—	580,044
Total Investments in Securities	7,610,835	35,110,761	(a)	—	42,721,596
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	494,055		—	494,055
Liabilities:
Forward Currency Exchange Contracts	—	(1,037,036)		—	(1,037,036)

Total	$7,610,835	$34,567,780		$—	$42,178,615

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,750	$3,165	$4,335	$580	$6
Government Money Market Portfolio*	1,787	11,234	13,021	—	2
Total	$3,537	$14,399	$17,356	$580	$8

*	Investments of cash collateral for securities lending transactions.